COMMITMENTS AND CONTINGENCIES (Schedule of Future Lease Expense) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leased Assets [Line Items]
Lease and rental expenses	$ 6,608	$ 6,155	$ 8,362	$ 8,103	$ 8,165
Rented Facilities [Member]
Operating Leased Assets [Line Items]
2013			5,057
2014			4,387
2015			2,999
2016			2,834
2017			2,803
Thereafter			5,321
Total operating lease future minimum payments due			23,401
Leased Vehicles [Member]
Operating Leased Assets [Line Items]
2013			1,583
2014			1,063
2015			181
2016			9
2017
Thereafter
Total operating lease future minimum payments due			$ 2,836